Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

Premises and equipment at March 31, 2012 and 2013 consist of the following:

	2012	2013
	(in millions of yen)
Land	271,083	268,948
Buildings	735,188	743,473
Equipment and furniture	480,068	418,647
Leasehold improvements	89,200	90,306
Construction in progress	11,575	23,875
Software	668,448	657,702

Total	2,255,562	2,202,951
Less: Accumulated depreciation and amortization	1,150,693	1,110,962

Premises and equipment—net	1,104,869	1,091,989